Accrued Expenses and Other Current and Non-Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Compensation, including bonuses, fringe benefits, and payroll taxes	$ 4,279	$ 3,325	$ 4,210
Contract liabilities	1,348	262
Directors and officers insurance premiums	5,104	5,009	0
Deferred acquisition consideration	3,459	2,359	50
Other liabilities	3,420	2,969
Total accrued expenses and other current liabilities	$ 17,610	$ 13,924	$ 9,452